NOTE PAYABLE	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
4.  NOTE PAYABLE

During August 2014, the Company received $45,000 in cash for a $50,000 promissory note due in December 2014. The promissory note has no stated interest rate. The Company is recognizing the $5,000 original issue discount as interest expense over the life of the promissory note. As of September 30, 2014, the Company has amortized $1,719 of original issue discount to interest expense.